INTEREST COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST COSTS [Abstract]
Interest costs, net of capitalized interest	$ 2,781	$ 752	$ 407
Commitment fee	327	750	484
Amortization of deferred financing cost	359	305	153
Total interest costs	3,467	1,807	$ 1,044
Capitalized interest costs	$ 100	$ 200